FORM D

UNITED STATES
SECURITIES AND EXCHANGE COMMISSIO[redacted]
Washington, D.C. 20549
FORM D
NOTICE OF SALE OF SECURITIES
PURSUANT TO REGULATION D,
SECTION 4(6) AND/OR
UNIFORM LIMITED OFFERING EXEMPTION

OMB APPROVAL
[redacted]
....16.00

Serial
Date Received

RECD S.E.C.
APR 25 2003
1086

03057021

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change.)
Acusphere, Inc. Offering of Convertible Notes and Warrants 1115143

Filing Under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ☒ Rule 506 ☐ Section 4(6) ☐ ULOE
Type of Filing: ☒ New Filing ☐ Amendment

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (☐ Check if this is an amendment and name has changed, and indicate change.)
Acusphere, Inc.

Address of Executive Offices (Number and Street, City, State, Zip Code)	Telephone Number (Including Area Code)
500 Arsenal St., Watertown, MA 02472	617-648-8800
Address of Principal Business Operations (Number and Street, City, State, Zip Code) (if different from Executive Offices)	Telephone Number (Including Area Code)

Brief Description of Business

Acusphere, Inc. is a specialty pharmaceutical company that develops in vitro diagnostic substances.

PROCESSED
APR 25 2003
THOMSON FINANCIAL

Type of Business Organization
☒ corporation ☐ limited partnership, already formed ☐ other (please specify):
☐ business trust ☐ limited partnership, to be formed

Actual or Estimated Date of Incorporation or Organization: Month 0 7 Year 9 3 ☒ Actual ☐ Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) D E

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6)

When to File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where to File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:
This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those state that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.

CR6#

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years;
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Baldino, Jr., Frank

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o Acusphere, Inc., 500 Arsenal Street, Watertown, MA 02472

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Greenacre, Martyn

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o Acusphere, Inc., 500 Arsenal Street, Watertown, MA 02472

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

McGuire, Terrance

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o Acusphere, Inc., 500 Arsenal Street, Watertown, MA 02472

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Mitchell, Kate

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o Acusphere, Inc., 500 Arsenal Street, Watertown, MA 02472

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Lemke-von Ammon, Derek

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o Acusphere, Inc., 500 Arsenal Street, Watertown, MA 02472

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Oberg, Sherri C.

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o Acusphere, Inc., 500 Arsenal Street, Watertown, MA 02472

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Bernstein, Howard

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o Acusphere, Inc., 500 Arsenal Street, Watertown, MA 02472

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Thero, John F.

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o Acusphere, Inc., 500 Arsenal Street, Watertown, MA 02472

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Slater, Michael R.

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o Acusphere, Inc., 500 Arsenal Street, Watertown, MA 02472

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Ramage, William I.

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o Acusphere, Inc., 500 Arsenal Street, Watertown, MA 02472

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Hanlon, III, Thomas M.

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o Acusphere, Inc., 500 Arsenal Street, Watertown, MA 02472

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Walovitch, Richard

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o Acusphere, Inc., 500 Arsenal Street, Watertown, MA 02472

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Polaris Venture Partners, L.P.

Business or Residence Address (Number and Street, City, State, Zip Code)

1000 Winter St., Ste. 3350, Waltham, MA 02110

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

BancBoston, Ventures, Inc.

Business or Residence Address (Number and Street, City, State, Zip Code)

175 Federal Street, Boston, MA 02110

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Bank of America Ventures

Business or Residence Address (Number and Street, City, State, Zip Code)

950 Tower Lane, Ste. 700, Foster City, CA 94404

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Diamond Capital Management, Inc. (as Investment Advisor for the Retirement Program Plan for Employees of Union Carbide Corporation and its Participating Subsidiary Companies)

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o Dow Chemical, 1320 Waldo Avenue, DORINCO 100, Midland, MI 4867

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

The CIT Group Equity Investments, Inc.

Business or Residence Address (Number and Street, City, State, Zip Code)

1 CIT Drive, Ste. 3322, Livingston, NJ 07039

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Thomas Weisel Capital Partners, L.P.

Business or Residence Address (Number and Street, City, State, Zip Code)

One Montgomery Street, Ste. 3700, San Francisco, CA 94104

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Langer, Robert

Business or Residence Address (Number and Street, City, State, Zip Code)

77 Lombard Street, Newton, MA 02158

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

The Venture Capital Fund of New England III, L.P.

Business or Residence Address (Number and Street, City, State, Zip Code)

30 Washington Street, Wellesley Hills, MA 02481

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Prism Venture Partners I, L.P.

Business or Residence Address (Number and Street, City, State, Zip Code)

100 Lowder Brook Drive, Ste 2500, Waltham, MA 02090

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Technology Funding Venture Partners V, An Aggressive Growth Fund L.P.

Business or Residence Address (Number and Street, City, State, Zip Code)

1107 Investment Blvd., Suite 180, Eldorado Hills, CA 95762

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Audax Private Equity Fund, L.P.

Business or Residence Address (Number and Street, City, State, Zip Code)

101 Huntington Avenue, Boston, MA 02199

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

MVI Medical Venture Investments Limited

Business or Residence Address (Number and Street, City, State, Zip Code)

Unit 10 Eucalyptus Building, Crewe Road, PO Box 30852 SMB, Grand Cayman, Cayman Islands

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Alta V Limited Partnership

Business or Residence Address (Number and Street, City, State, Zip Code)

200 Clarendon Street, 51st Floor, Boston, MA 02116

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Acqua Biotech Investments, Ltd.

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o Euro-Dutch Trust (Bahamas) Limited, Charlotte House, Charlotte Street, Nassau, Bahamas

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Trustees of Boston University

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o Community Technology Fund, 108 Bay State Road, Boston, MA 02215

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

	Yes	No
1. Has the issuer sold, or does the issuer intend to sell, to non accredited investors in this offering?	☐	☒

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? $ N/A

	Yes	No
3. Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Not applicable

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All State" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Not applicable

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All State" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Not applicable

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All State" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box ☐ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$25,000,000	$19,121,278
Equity*	$	$

☐ Common ☐ Preferred

* The Company is conducting a recapitalization under which certain shares of convertible preferred stock will be exchanged for new series of preferred stock and the remaining shares of preferred stock will be converted into common stock. The amount and the series to be exchanged will depend upon the aggregate principal mount of the convertible notes purchased by such holders.

Convertible Securities (including warrants)	$	$
Partnership Interests	$	$
Other (Specify ____)	$	$
Total	$25,000,000	$19,121,278

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	25	$19,121,278
Non-accredited Investors	0	$ 0
Total (for filings under Rule 504 only)	N/A	$ N/A

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C - Question 1.

Type of offering	Type of Security	Dollar Amount Sold
Rule 505	N/A	$ N/A
Regulation A	N/A	$ N/A
Rule 504	N/A	$ N/A
Total	N/A	$ N/A

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	☐	$ 0
Printing and Engraving Costs	☐	$ 0
Legal Fees	☒	$40,000
Accounting Fees	☐	$ 0
Engineering Fees	☐	$ 0
Sales Commissions (specify finders' fees separately)	☐	$ 0
Other Expenses (identify) Blue sky fees	☒	$150
Total	☒	$40,150

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

b. Enter the difference between the aggregate offering price given in response to Part C - Question 1 and total expenses furnished in response to Part C - Question 4.a. This difference is the "adjusted gross proceeds to the issuer." $24,959,850

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an *estimate and check the box to the left of the estimate. The total of the payments listed must equal* the adjusted gross proceeds to the issuer set forth in response to Part C - Question 4.b above.

	Payments to Officers, Directors, & Affiliates	Payments To Others
Salaries and fees	☐ $	☐ $
Purchase of real estate	☐ $	☐ $
Purchase, rental or leasing and installation of machinery and equipment	☐ $	☐ $
Construction or leasing of plant buildings and facilities	☐ $	☐ $
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	☐ $	☐ $
Repayment of indebtedness	☐ $	☐ $
Working Capital	☐ $	☒ $24,959,850
Other (specify):	☐ $	☐ $
	☐ $	☐ $
Column Totals	☐ $	☒ $24,959,850

Total Payments Listed (Column totals added) .... ☒ $24,959,850

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
Acusphere, Inc.	[signature]	4/15/03
Name of Signer (Print or Type)	Title of Signer (Print or Type)	
John F. Thero	Senior Vice President and Chief Financial Officer	

ATTENTION

Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)